Interim Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue
Revenues	$ 1,423,416	$ 1,417,584	$ 4,985,659	$ 4,148,816	$ 7,447,177	$ 8,766,121	$ 8,231,326
Cost of sales	885,981	1,483,711	2,980,666	5,627,419	7,521,845	5,310,718	5,258,390
Gross profit	537,435	(66,127)	2,004,993	(1,478,603)	(74,668)	3,455,403	2,972,936
Operating expenses
Marketing and product management	999,628	787,231	3,323,632	3,034,192	4,097,931	3,280,864	3,174,555
Selling	778,597	219,180	2,421,239	2,182,320	3,126,324	3,976,733	3,762,397
General and administrative	4,352,690	4,099,533	14,275,520	13,121,264	18,990,598	15,548,293	11,941,855
Research and development costs	1,855,937	1,516,343	6,686,031	10,115,381	12,719,093	22,057,911	11,226,737
Listing expense			59,139,572
Stock-based compensation	2,881,817	539,407	(300,076)	1,659,017	2,436,974	4,272,673	12,193,618
Transactions costs		719,100	2,407,977	1,589,703	3,506,630
Restructuring costs		533,169		2,085,698	1,756,433
Impairment loss related to intangible assets				5,791,439	5,791,439	38,207,503
Total, operating expenses					52,425,422	87,343,977	42,299,162
Loss from operations	(10,331,234)	(8,480,090)	(85,948,902)	(41,057,617)	(52,500,090)	(83,888,574)	(39,326,226)
Other (income) costs
Grant revenue		(176,423)	(90,065)	(295,703)	(377,080)	(435,448)	(2,164,794)
Finance costs, net	(2,876,593)	(4,147,267)	(557,915)	(1,710,961)	(698,601)	(10,034,381)	11,695,561
Loss before income taxes	(7,454,641)	(4,156,400)	(85,300,922)	(39,050,953)	(51,424,409)	(73,418,745)	(48,856,993)
Income taxes			17,011
Net loss and comprehensive loss	(7,454,641)	(4,156,400)	(85,317,933)	(39,050,953)	(51,424,409)	(73,418,745)	(48,856,993)
Net loss and comprehensive loss attributable to:
Non-controlling interests		(281,016)	(302,312)	(2,488,696)	(3,432,312)	(4,099,897)	(1,897,955)
Equity holders of the parent	$ (7,454,641)	$ (3,875,384)	$ (85,015,621)	$ (36,562,257)	$ (47,992,097)	$ (69,318,848)	$ (46,959,038)
Net loss per common share, basic (in Dollars per share)	$ (0.25)	$ (23.12)	$ (2.89)	$ (218.14)	$ (286.33)	$ (513.8)	$ (723.05)
Net loss per common share, diluted (in Dollars per share)	$ (0.25)	$ (23.12)	$ (2.89)	$ (218.14)	$ (286.33)	$ (513.8)	$ (723.05)
Weighted average common shares outstanding, basic (in Shares)	29,453,615	167,610	29,453,615	167,610	167,610	134,913	64,946
Weighted average common shares outstanding, diluted (in Shares)	29,453,615	167,610	29,453,615	167,610	167,610	134,913	64,946
Products
Revenue
Revenues	$ 1,052,725	$ 1,350,014	$ 4,410,456	$ 3,915,563	$ 7,151,450	$ 8,145,606	$ 7,968,000
Services
Revenue
Revenues	278,062	34,208	482,574	188,990	251,464	543,409	194,929
Other
Revenue
Revenues	$ 92,629	$ 33,362	$ 92,629	$ 44,263	$ 44,263	$ 77,106	$ 68,397